Components of Deferred Tax Assets Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 11,724	$ 10,848
Research and development credit carryforwards	218	184
Accruals and other	40	47
Gross deferred tax assets	11,982	11,079
Deferred tax asset valuation allowance	(11,928)	(11,019)
Total deferred tax assets	54	60
Deferred tax liabilities:
Depreciation and amortization	(54)	(60)
Total deferred tax liabilities	(54)	(60)
Net deferred tax asset (liability)